J. & W. Seligman & Co.
                                  Incorporated



                                                 January 29, 2002



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


Re:  Seligman Pennsylvania Municipal Fund Series (the "Fund")
     Post-Effective Amendment No. 23
     File Nos. 33-5793 and 811-4666

Dear Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 23 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on January 28, 2002.

     If you have any questions, please do not hesitate to contact me at (212) 850-1375.


                                                 Very truly yours,



                                                 /s/Jennifer G. Muzzey
                                                 Jennifer G. Muzzey
                                                 Legal Assistant

JGM:jgm


             100 Park Avenue New York, New York 10017 (212) 850-1864